SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Right-of-use Assets
2026	$ 179	$ 355
2027	737	577
Less: interest	(12)	(18)
Present value of lease liabilities	904	914
Current liabilities	173	343	$ 320
Non-current liabilities	731	571	$ 267
Total	$ 904	$ 914